Assets Measured at Fair Value on Nonrecurring Basis (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Fair Value Measurements [Line Items]
Impairment of receivables held for sale		¥ (8,620)
Impairment of investments in affiliates	(3,055)	(10,928)	(4,030)
Impairment losses of goodwill		(7,281)	(6,310)
Impairment of long-lived assets		(452)
Affiliates
Fair Value Measurements [Line Items]
Impairment of investments in affiliates		(25,913)
Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale		779,042
Investments in affiliates		132,010
Goodwill		7,855
Long-lived assets
Level 1 | Fair Value, Measurements, Nonrecurring
Assets:
Long-lived assets
Level 2 | Fair Value, Measurements, Nonrecurring
Assets:
Receivables held for sale		779,042
Long-lived assets
Level 3 | Fair Value, Measurements, Nonrecurring
Assets:
Investments in affiliates		132,010
Goodwill		7,855
Long-lived assets